Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Property, Plant and Equipment, Net

The following table presents details of the Company’s property, plant and equipment, net of accumulated depreciation:

	Useful Life (in years)	2018	2017
Land		165	166
Buildings	9 to 50	1,246	1,200
Machinery and installations	2 to 10	3,509	3,179
Other Equipment	1 to 5	537	453
Prepayments and construction in progress		278	172
		5,735	5,170
Less accumulated depreciation		(3,299)	(2,875)
Property, plant and equipment, net of accumulated depreciation		2,436	2,295